Consolidated Statements Of Changes In Shareholders' Equity	Total USD ($)	Total CNY	Beijing Huayi Giant Information Technology Co. Ltd. CNY	Shanghai Juxi Network Technology Co Ltd CNY	Shanghai Juxian Network Technology Co Ltd CNY	Shanghai Juyan Network Technology Co Ltd CNY	Shanghai Jujia Network Technology Co Ltd CNY	Shanghai Haoji Network Technology Co Ltd CNY	Beijing Giant Zhengtu Network Technology Co Ltd CNY	Yungfeng fund CNY	Ordinary shares USD ($)	Ordinary shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Statutory reserves USD ($)	Statutory reserves CNY	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY	Accumulated other comprehensive loss Yungfeng fund CNY	Retained earnings USD ($)	Retained earnings CNY	Treasury stock USD ($)	Treasury stock CNY	Total Giant Interactive Group Inc.'s equity USD ($)	Total Giant Interactive Group Inc.'s equity CNY	Total Giant Interactive Group Inc.'s equity Yungfeng fund CNY	Non-controlling interest USD ($)	Non-controlling interest CNY	Non-controlling interest Beijing Huayi Giant Information Technology Co. Ltd. CNY	Non-controlling interest Shanghai Juxi Network Technology Co Ltd CNY	Non-controlling interest Shanghai Juxian Network Technology Co Ltd CNY	Non-controlling interest Shanghai Juyan Network Technology Co Ltd CNY	Non-controlling interest Shanghai Jujia Network Technology Co Ltd CNY	Non-controlling interest Shanghai Haoji Network Technology Co Ltd CNY	Non-controlling interest Beijing Giant Zhengtu Network Technology Co Ltd CNY
Beginning Balance at Dec. 31, 2009		5,904,793,273										417		6,036,189,677		43,890,273		(212,770,129)			2,206,666,461		(2,176,792,033)		5,897,184,666			7,608,607
Beginning Balance (in shares) at Dec. 31, 2009												226,819,007
Net income for the year		807,625,038																			811,187,833				811,187,833			(3,562,795)
Non-controlling interest
- Non controlling interests from acquisition of a subsidiary			3,750,000																										3,750,000
- Deconsolidation of subsidiaries			(3,750,000)																										(3,750,000)
- Equity movement			10,737,017																										10,737,017
Comprehensive income:
- Foreign currency translation		(73,194,240)																(73,194,240)							(73,194,240)
- Unrealized holding gain(losses)		(14,540,051)																(14,540,051)							(14,540,051)
Exercise of share options (in shares)												1,200,405
Exercise of share options		17,760,783												17,760,783											17,760,783
Share based compensation		33,584,427												33,584,427											33,584,427
Dividends to shareholders		(279,122,994)																			(279,122,994)				(279,122,994)
Ending Balance at Dec. 31, 2010		6,407,643,253										417		6,087,534,887		43,890,273		(300,504,420)			2,738,731,300		(2,176,792,033)		6,392,860,424			14,782,829
Ending Balance (in shares) at Dec. 31, 2010												228,019,412
Issuances of shares		13										13													13
Net income for the year		906,395,868																			879,966,874				879,966,874			26,428,994
Non-controlling interest
- Deconsolidation of subsidiaries				(1,091,241)	(1,067,296)																									(1,091,241)	(1,067,296)
- Equity movement		836,998																										836,998
- Consolidation						(1,855,246)																										(1,855,246)
- Dividend declared							(12,250,000)																										(12,250,000)
Comprehensive income:
- Foreign currency translation		(84,727,808)																(84,727,808)							(84,727,808)
- Unrealized holding gain(losses)		(15,997,558)																(15,997,558)							(15,997,558)
Exercise of share options (in shares)												8,148,519
Exercise of share options		128,935,695												99,668,141							(47,960,922)		77,228,476		128,935,695
Reversal of statutory reserves																(32,958,749)					32,958,749
Appropriation of statutory reserves																3,194,295					(3,194,295)
Capital discount from acquiring non-controlling interests of Haoji Network		(1,599,254)												(1,599,254)											(1,599,254)
Share based compensation		29,335,181												29,335,181											29,335,181
Repurchase of shares (in shares)												(932,972)
Repurchase of shares		(22,960,759)																					(22,960,759)		(22,960,759)
Dividends to shareholders		(4,810,164,772)												(1,864,676,429)							(2,945,488,343)				(4,810,164,772)
Ending Balance at Dec. 31, 2011		2,521,433,074										430		4,350,262,526		14,125,819		(401,229,786)			655,013,363		(2,122,524,316)		2,495,648,036			25,785,038
Ending Balance (in shares) at Dec. 31, 2011		235,234,959										235,234,959
Net income for the year	172,060,500	1,071,954,126																			993,720,006				993,720,006			78,234,120
Non-controlling interest
- Equity movement		20,706,816																										20,706,816
- Acquisition of equity interest in subsidiary								(35,549)	13,928,966																									(35,549)	13,928,966
- Dividend declared							(93,100,000)																										(93,100,000)
Comprehensive income:
- Foreign currency translation		2,735,104																2,735,104							2,735,104
- Unrealized holding gain(losses)										69,135,783									69,135,783							69,135,783
- Reversal of unrealized holding gain of 51.com and MET		(39,364,932)																(39,364,932)							(39,364,932)
Exercise of share options (in shares)	2,219,250										4,829,650	4,829,650
Exercise of share options		30,097,724												(28,524,745)							(80,344,569)		138,967,038		30,097,724
Appropriation of statutory reserves																34,470,894					(34,470,894)
Proceed of capital surplus from new investor of Wuxi Giant		14,871,384												14,871,384											14,871,384
Capital discount from acquiring non-controlling interests of Haoji Network		(72,451)												(72,451)											(72,451)
Share based compensation		120,122,474												120,122,474											120,122,474
Repurchase of shares (in shares)											(811,937)	(811,937)
Repurchase of shares		(22,862,890)																					(22,862,890)		(22,862,890)
Dividends to shareholders		(446,302,773)																			(446,302,773)				(446,302,773)
Ending Balance at Dec. 31, 2012	$ 523,787,236	3,263,246,856									$ 69	430	$ 715,343,123	4,456,659,188	$ 7,800,310	48,596,713	$ (59,184,256)	(368,723,831)		$ 174,574,266	1,087,615,133	$ (322,052,642)	(2,006,420,168)	$ 516,480,870	3,217,727,465		$ 7,306,366	45,519,391
Ending Balance (in shares) at Dec. 31, 2012	239,252,672										239,252,672